SEGEMENT REPORTING	6 Months Ended
Jun. 30, 2026
Segment Reporting [Abstract]
SEGEMENT REPORTING

NOTE 6:-	SEGEMENT REPORTING

Segment information is prepared on the same basis that the Company’s chief operating decision maker (“CODM”), the Chief Executive Officer, manages the business, makes business decisions and assesses performance. The Company has one operating and reportable segment specializing in the development of intranasal drugs to treat emergency medical conditions, as described in Note 1(a). All of the Company’s assets are located in Israel.

The CODM assesses performance for this segment and decides how to allocate resources based on net loss. The measure of segment assets is reported on the balance sheet as cash and cash equivalents. The Chief Executive Officer performs the assessment of segment performance by using the reported measure of segment profit or loss to monitor actual results.

The table below summarizes the significant expense categories regularly reviewed by the CODM for the six-months ended June 30, 2026 and 2025.

	Six Months Ended June 30,
	2026	2025

Significant segment expenses:
Payroll and payroll related (*)	1,312	132
Subcontractors and consultants (*)	3,179	228
Professional services (*)	380	130
Other	658	265
Other segment items:
Share-based compensation	513	150
Loss (income) from change in fair value of convertible securities	-	326
Interest income	(128)	-
Other expense, net	35	51
Deferred issuance costs	-	(88)
Net loss (income) from discontinued operations	(6)	58
Net loss	$5,942	1,252

(*)	Excluding share-based compensation expenses and including costs capitalized as deferred issuance costs.

NASUS PHARMA LTD. AND ITS SUBSIDIARY

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(Amounts in U.S. dollars in thousands, except share and per share amounts)